Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Sales and other taxes payable	$ 13,417	$ 13,874
Accrued personnel	7,031	11,931
Allowance for sales returns	7,268	5,839
Accrued freight expense	1,287	1,704
Accrued advertising expense	1,473	1,447
Accrued legal expense	1,938	484
Accrued inventory	12,228	2,338
Accrued professional expense	543	2,552
Accrued health expense	414	767
Customer deposit	667	669
Other	2,363	1,409
Total accrued liabilities	$ 48,629	$ 43,014